Condensed Consolidating and Combining Financial Information (Tables)	3 Months Ended	12 Months Ended
	Dec. 27, 2013	Sep. 27, 2013
Schedule of Condensed Consolidating Balance Sheets

MALLINCKRODT PLC

CONDENSED CONSOLIDATING BALANCE SHEET

As of December 27, 2013

(unaudited, in millions)

	Mallinckrodt plc	Mallinckrodt International Finance S.A.	Other Subsidiaries	Eliminations	Consolidated
Assets
Current Assets:
Cash and cash equivalents	$1.1	$34.9	$251.8	$—	$287.8
Accounts receivable, net	—	—	396.8	—	396.8
Inventories	—	—	428.9	—	428.9
Deferred income taxes	—	—	163.5	—	163.5
Prepaid expenses and other current assets	0.7	—	131.1	—	131.8
Intercompany receivable	2.7	—	5.5	(8.2)	—

Total current assets	4.5	34.9	1,377.6	(8.2)	1,408.8
Property, plant and equipment, net	—	—	997.3	—	997.3
Goodwill	—	—	532.0	—	532.0
Intangible assets, net	—	—	413.3	—	413.3
Investment in subsidiaries	1,320.1	2,584.9	—	(3,905.0)	—
Intercompany loan receivable	—	3.9	409.5	(413.4)	—
Other assets	—	10.8	207.2	—	218.0

Total Assets	$1,324.6	$2,634.5	$3,936.9	$(4,326.6)	$3,569.4

Liabilities and Shareholders’ Equity
Current Liabilities:
Current maturities of long-term debt	$—	$—	$1.4	$—	$1.4
Accounts payable	5.3	0.1	139.1	—	144.5
Accrued payroll and payroll-related costs	—	—	32.7	—	32.7
Accrued branded rebates	—	—	37.5	—	37.5
Accrued and other current liabilities	0.6	8.2	329.1	—	337.9
Intercompany payable	5.5	—	2.7	(8.2)	—

Total current liabilities	11.4	8.3	542.5	(8.2)	554.0
Long-term debt	—	898.2	19.8	—	918.0
Pension and postretirement benefits	—	—	105.9	—	105.9
Environmental liabilities	—	—	38.7	—	38.7
Deferred income taxes	—	—	317.3	—	317.3
Other income tax liabilities	—	—	149.7	—	149.7
Intercompany loans payable	3.9	409.5	—	(413.4)	—
Other liabilities	—	—	176.5	—	176.5

Total liabilities	15.3	1,316.0	1,350.4	(421.6)	2,260.1

Shareholders’ equity	1,309.3	1,318.5	2,586.5	(3,905.0)	1,309.3

Total Liabilities and Shareholders’ Equity	$1,324.6	$2,634.5	$3,936.9	$(4,326.6)	$3,569.4

MALLINCKRODT PLC

CONDENSED CONSOLIDATING BALANCE SHEET

As of September 27, 2013

(unaudited, in millions)

	Mallinckrodt plc	Mallinckrodt International Finance S.A.	Other Subsidiaries	Eliminations	Consolidated
Assets
Current Assets:
Cash and cash equivalents	$1.2	$56.5	$217.8	$—	$275.5
Accounts receivable, net	—	—	400.8	—	400.8
Inventories	—	—	403.1	—	403.1
Deferred income taxes	—	—	171.1	—	171.1
Prepaid expenses and other current assets	1.0	—	133.4	—	134.4
Intercompany receivable	2.7	—	12.2	(14.9)	—

Total current assets	4.9	56.5	1,338.4	(14.9)	1,384.9
Property, plant and equipment, net	—	—	997.4	—	997.4
Goodwill	—	—	532.0	—	532.0
Intangible assets, net	—	—	422.1	—	422.1
Investment in subsidiaries	1,266.1	2,520.4	—	(3,786.5)	—
Intercompany loan receivable	—	2.4	409.6	(412.0)	—
Other assets	—	11.2	209.0	—	220.2

Total Assets	$1,271.0	$2,590.5	$3,908.5	$(4,213.4)	$3,556.6

Liabilities and Shareholders’ Equity
Current Liabilities:
Current maturities of long-term debt	$—	$—	$1.5	$—	$1.5
Accounts payable	0.1	—	120.8	—	120.9
Accrued payroll and payroll-related costs	0.1	—	66.4	—	66.5
Accrued branded rebates	—	—	34.6	—	34.6
Accrued and other current liabilities	0.6	18.3	357.8	—	376.7
Intercompany payable	12.2	—	2.7	(14.9)	—

Total current liabilities	13.0	18.3	583.8	(14.9)	600.2
Long-term debt	—	898.1	20.2	—	918.3
Pension and postretirement benefits	—	—	108.0	—	108.0
Environmental liabilities	—	—	39.5	—	39.5
Deferred income taxes	—	—	310.1	—	310.1
Other income tax liabilities	—	—	153.1	—	153.1
Intercompany loans payable	2.4	409.6	—	(412.0)	—
Other liabilities	—	—	171.8	—	171.8

Total liabilities	15.4	1,326.0	1,386.5	(426.9)	2,301.0

Shareholders’ equity	1,255.6	1,264.5	2,522.0	(3,786.5)	1,255.6

Total Liabilities and Shareholders’ Equity	$1,271.0	$2,590.5	$3,908.5	$(4,213.4)	$3,556.6

CONDENSED CONSOLIDATING BALANCE SHEET

At September 27, 2013

(in millions)

	Mallinckrodt plc	Mallinckrodt International Finance S.A.	Other Subsidiaries	Eliminations	Consolidated
Assets
Current Assets:
Cash and cash equivalents	$1.2	$56.5	$217.8	$—	$275.5
Accounts receivable, net	—	—	400.8	—	400.8
Inventories	—	—	403.1	—	403.1
Deferred income taxes	—	—	171.1	—	171.1
Prepaid expenses and other current assets	1.0	—	133.4	—	134.4
Intercompany receivables	2.7	—	12.2	(14.9)	—

Total current assets	4.9	56.5	1,338.4	(14.9)	1,384.9
Property, plant and equipment, net	—	—	997.4	—	997.4
Goodwill	—	—	532.0	—	532.0
Intangible assets, net	—	—	422.1	—	422.1
Investment in subsidiary	1,266.1	2,520.4	—	(3,786.5)	—
Intercompany loan receivable	—	2.4	409.6	(412.0)	—
Other assets	—	11.2	209.0	—	220.2

Total assets	$1,271.0	$2,590.5	$3,908.5	$(4,213.4)	$3,556.6

Liabilities and Shareholder’s Equity
Current Liabilities:
Current maturities of long-term debt	$—	$—	$1.5	$—	$1.5
Accounts payable	0.1	—	120.8	—	120.9
Accrued payroll and payroll-related costs	0.1	—	66.4	—	66.5
Accrued branded rebates	—	—	34.6	—	34.6
Accrued and other current liabilities	0.6	18.3	357.8	—	376.7
Intercompany payable	12.2	—	2.7	(14.9)	—

Total current liabilities	13.0	18.3	583.8	(14.9)	600.2
Long-term debt	—	898.1	20.2	—	918.3
Pension and postretirement benefits	—	—	108.0	—	108.0
Environmental liabilities	—	—	39.5	—	39.5
Deferred income taxes	—	—	310.1	—	310.1
Other income tax liabilities	—	—	153.1	—	153.1
Intercompany loan payable	2.4	409.6	—	(412.0)	—
Other liabilities	—	—	171.8	—	171.8

Total liabilities	15.4	1,326.0	1,386.5	(426.9)	2,301.0

Shareholder’s equity	1,255.6	1,264.5	2,522.0	(3,786.5)	1,255.6

Total liabilities and shareholder’s equity	$1,271.0	$2,590.5	$3,908.5	$(4,213.4)	$3,556.6

Schedule of Condensed Consolidating and Combining Statement of Comprehensive Income

MALLINCKRODT PLC

CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME

For the three months ended December 27, 2013

(unaudited, in millions)

	Mallinckrodt plc	Mallinckrodt International Finance S.A.	Other Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$540.2	$—	$540.2
Cost of sales	—	—	284.6	—	284.6

Gross profit	—	—	255.6	—	255.6
Selling, general and administrative expenses	4.0	0.1	142.1	—	146.2
Research and development expenses	—	—	39.0	—	39.0
Separation costs	0.8	—	1.4	—	2.2
Restructuring charges, net	—	—	8.0	—	8.0
Gains on divestiture and license	—	—	(12.9)	—	(12.9)

Operating income	(4.8)	(0.1)	78.0	—	73.1

Interest expense	—	(10.5)	0.7	—	(9.8)
Interest income	—	—	0.3	—	0.3
Other income (expense), net	0.7	—	(1.3)	—	(0.6)
Intercompany interest and fees	(3.1)	—	3.1	—	—
Equity in net income of subsidiaries	52.6	63.2	—	(115.8)	—

Income from continuing operations before income taxes	45.4	52.6	80.8	(115.8)	63.0
Income tax (benefit) expense	(0.2)	—	16.8	—	16.6

Income from continuing operations	45.6	52.6	64.0	(115.8)	46.4
Loss from discontinued operations, net of income taxes	—	—	(0.8)	—	(0.8)

Net income	45.6	52.6	63.2	(115.8)	45.6

Other comprehensive income, net of tax	0.2	0.2	0.1	(0.3)	0.2

Comprehensive income	$45.8	$52.8	$63.3	$(116.1)	$45.8

CONDENSED CONSOLIDATING AND COMBINING STATEMENT OF COMPREHENSIVE INCOME

Fiscal Year Ended September 27, 2013

(in millions)

	Mallinckrodt plc	Mallinckrodt International Finance S.A.	Other Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$2,204.5	$—	$2,204.5
Cost of sales	—	—	1,179.6	—	1,179.6

Gross profit	—	—	1,024.9	—	1,024.9

Selling, general and administrative expenses	5.4	0.1	604.4	—	609.9
Research and development expenses	—	—	165.7	—	165.7
Separation costs	3.2	0.6	70.4	—	74.2
Restructuring charges, net	—	—	33.2	—	33.2
Gain on divestiture	—	—	(2.9)	—	(2.9)

Operating (loss) income	(8.6)	(0.7)	154.1	—	144.8

Interest expense	—	(19.6)	0.1	—	(19.5)
Interest income	—	—	0.3	—	0.3
Other income, net	0.2	—	0.6	—	0.8
Intercompany interest and fees	(9.5)	—	9.5	—	—
Equity in net income of subsidiaries	76.4	96.7	—	(173.1)	—

Income from continuing operations before income taxes	58.5	76.4	164.6	(173.1)	126.4

Income tax (benefit) expense	(0.3)	—	68.9	—	68.6

Income from continuing operations	58.8	76.4	95.7	(173.1)	57.8

Income from discontinued operations, net of income taxes	—	—	1.0	—	1.0

Net income	58.8	76.4	96.7	(173.1)	58.8

Other comprehensive income (loss), net of tax	28.4	28.4	35.7	(64.1)	28.4

Comprehensive income	$87.2	$104.8	$132.4	$(237.2)	$87.2

Schedule of Condensed Consolidating and Combining Statement of Cash Flows

MALLINCKRODT PLC

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the three months ended December 27, 2013

(unaudited, in millions)

	Mallinckrodt plc	Mallinckrodt International Finance S.A.	Other Subsidiaries	Eliminations	Consolidated
Cash Flows From Operating Activities:
Net cash (used in) provided by operating activities	$(5.0)	$(20.0)	$47.1	$—	$22.1

Cash Flows From Investing Activities:
Capital expenditures	—	—	(21.7)	—	(21.7)
Intercompany loan investment	—	(1.5)	0.1	1.4	—
Restricted cash	—	—	4.1	—	4.1
Other	—	—	5.0	—	5.0

Net cash (used in) investing activities	—	(1.5)	(12.5)	1.4	(12.6)

Cash Flows From Financing Activities:
Repayment of capital leases	—	—	(0.3)	—	(0.3)
Excess tax benefit from share-based compensation	—	—	1.3	—	1.3
Proceeds from exercise of share options	4.2	—	—	—	4.2
Purchase of treasury shares	(0.9)	—	—	—	(0.9)
Intercompany loan borrowings, net	1.5	(0.1)	—	(1.4)	—
Other	0.1	—	(0.2)	—	(0.1)

Net cash provided by (used in) financing activities	4.9	(0.1)	0.8	(1.4)	4.2

Effect of currency rate changes on cash	—	—	(1.4)	—	(1.4)

Net increase in cash and cash equivalents	(0.1)	(21.6)	34.0	—	12.3
Cash and cash equivalents at beginning of period	1.2	56.5	217.8	—	275.5

Cash and cash equivalents at end of period	$1.1	$34.9	$251.8	$—	$287.8

CONDENSED CONSOLIDATING AND COMBINING STATEMENT OF CASH FLOWS

Fiscal Year Ended September 27, 2013

(in millions)

	Mallinckrodt plc	Mallinckrodt International Finance S.A.	Other Subsidiaries	Eliminations	Consolidated
Cash Flows From Operating Activities:
Net cash (used in) provided by operating activities	$(1.8)	$(8.4)	$146.1	$—	$135.9

Cash Flows From Investing Activities:
Capital expenditures	—	—	(147.9)	—	(147.9)
Acquisition, net of cash acquired	—	—	(88.1)	—	(88.1)
Intercompany loan investment	—	(2.4)	(409.6)	412.0	—
Investment in subsidiary	—	(68.0)	—	68.0	—
Other	—	—	1.3	—	1.3

Net cash (used in) provided by investing activities	—	(70.4)	(644.3)	480.0	(234.7)

Cash Flows From Financing Activities:
Issuance of external debt	—	898.1	—	—	898.1
Repayment of capital leases	—	—	(1.3)	—	(1.3)
Debt financing costs	—	(12.0)	—	—	(12.0)
Excess tax benefit from share-based compensation	—	—	3.4	—	3.4
Net transfers to parent	—	(1,160.4)	644.5	—	(515.9)
Proceeds from exercise of share options	0.6	—	—	—	0.6
Intercompany loan borrowings	2.4	409.6	—	(412.0)	—
Capital contribution	—	—	68.0	(68.0)	—
Other	—	—	0.1	—	0.1

Net cash provided by (used in) financing activities	3.0	135.3	714.7	(480.0)	373.0

Effect of currency rate changes on cash	—	—	1.3	—	1.3

Net increase in cash and cash equivalents	1.2	56.5	217.8	—	275.5
Cash and cash equivalents at beginning of period	—	—	—	—	—

Cash and cash equivalents at end of period	$1.2	$56.5	$217.8	$—	$275.5